INCOME AND MINING TAXES - Components of net deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ 5,162,249	$ 4,973,271
Mining properties
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	5,850,988	4,960,289
Net operating loss carry forwards
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities		(77,247)
Mining taxes
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(423,505)	308,157
Reclamation provisions and other labilities
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ (265,234)	$ (217,928)